Supplement to the
Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF and Fidelity® Value Factor ETF
November 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® Dividend ETF for Rising Rates found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® High Dividend ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Low Volatility Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Momentum Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Quality Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Value Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

CPF-19-03 1.9881102.104	July 12, 2019

Supplement to the
Fidelity® International High Dividend ETF and Fidelity® International Value Factor ETF
March 1, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® International High Dividend ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® International Value Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

IHD-IVE-19-02 1.9894173.101	July 12, 2019

Supplement to the
Fidelity® Targeted Emerging Markets Factor ETF and Fidelity® Targeted International Factor ETF
February 20, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® Targeted Emerging Markets Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements similar information for Fidelity® Targeted International Factor ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

IES-EMK-19-02 1.9894172.101	July 12, 2019

Supplement to the
Fidelity® Small-Mid Factor ETF
February 20, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SFE-19-02 1.9894171.101	July 12, 2019